Organization and Principal Actitivies (Details) - $ / shares			1 Months Ended		6 Months Ended
	Jul. 04, 2017	May 08, 2017	Feb. 22, 2021	Oct. 20, 2017	Sep. 30, 2021	Mar. 31, 2021
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks (in Shares)				10,300,000
Common stock par value (in Dollars per share)				$ 0.001	$ 0.004	$ 0.004
Shares hold collectively	100.00%				100.00%
Percentage of owned interest	100.00%
Reverse stock split (in Shares)			2,575,000	2,425,000
Related party transaction, Description					Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively.
Exercise price (in Dollars per share)					$ 10
Individuals [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks (in Shares)				9,700,000
FengZhou [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of shares		83.00%
Ziqun Zhou [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of shares		11.50%
Di Zhou [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of shares		5.50%
British virgin island [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks (in Shares)	10,300,000
Common stock par value (in Dollars per share)	$ 0.001